Equity - Additional Information (Details)	1 Months Ended		3 Months Ended
	Mar. 31, 2018 shares	Aug. 31, 2017 class shares	Dec. 31, 2017	Dec. 31, 2018 shares	Sep. 30, 2018 shares
Capital Unit [Line Items]
Common shares issued (shares)				152,539,532
Number of membership interests outstanding | class		2
Class A Unit
Capital Unit [Line Items]
Internal rate of return threshold of prior to distributions			9.00%
Members of Roan LLC | Class A common stock
Capital Unit [Line Items]
Common shares issued (shares)					152,500,000
Linn Energy Holdings | Roan LLC
Capital Unit [Line Items]
Ownership percentage		50.00%
Linn Energy Holdings | Roan LLC | Membership units
Capital Unit [Line Items]
Units issued (shares)	19,200,000.0	1,500,000,000
Citizen | Roan LLC
Capital Unit [Line Items]
Ownership percentage		50.00%
Citizen | Roan LLC | Membership units
Capital Unit [Line Items]
Units issued (shares)	19,200,000	1,500,000,000